UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-21195

     A&Q Long/Short Strategies Fund LLC

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas

       New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Business Solutions US LLC

One North Wacker Drive

       Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 719-1428

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

A&Q LONG/SHORT STRATEGIES FUND LLC

Financial Statements

(Unaudited)

Semi-Annual Report

Period from January 1, 2026 to June 30, 2026

An exemption under Regulation 4.5 has been obtained from the Commodity Futures Trading Commission for

A&Q Long/Short Strategies Fund LLC

A&Q LONG/SHORT STRATEGIES FUND LLC

Financial Statements

(Unaudited)

Semi-Annual Report

Period from January 1, 2026 to June 30, 2026

A&Q Long/Short Strategies Fund LLC

Statement of Assets, Liabilities and Members’ Capital

(Unaudited)

June 30, 2026

ASSETS

Investments in Investment Funds, at fair value (cost $56,339,716)	$99,569,817
Cash and cash equivalents	69,012
Receivable from Investment Funds	5,012,272
Interest receivable	279
Other assets	16,184

Total Assets	104,667,564

LIABILITIES

Withdrawals payable	2,408,959
Loan payable	1,000,000
Professional fees payable	345,658
Investment Management Fee payable (See Note 3)	224,517
Management Fee payable (See Note 3)	70,900
Administration fee payable (See Note 4)	26,947
Officer’s and Directors’ fees payable	20,971
Loan interest payable	4,640
Custody fee payable	1,202
Other liabilities	9,551

Total Liabilities	4,113,345

Members’ Capital	$100,554,219

MEMBERS’ CAPITAL

Represented by:
Net capital contributions	$57,324,118
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds	43,230,101

Members’ Capital	$100,554,219

The accompanying notes are an integral part of these financial statements.

A&Q Long/Short Strategies Fund LLC

Schedule of Portfolio Investments

(Unaudited)

June 30, 2026

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Equity Hedged
Alyeska Fund, L.P.	US/Canada	$6,494,878	$10,617,985	10.56%	12/1/2022	Monthly	90 days	6/30/2026		$10,617,985
Anomaly Capital, L.P.	Global	5,753,428	6,595,810	6.56	8/1/2023	Custom Quarterly Dates	60 days	6/30/2026	(d)	$489,890
Avantyr Partners Onshore, LP	US/Canada	4,000,000	4,499,922	4.47	11/1/2025	Quarterly	65 days	12/31/2026	(d),(e)	$769,597
Averill Partners L.P.	US/Canada	2,989,589	4,384,529	4.36	5/1/2021	Quarterly	60 days	6/30/2026	(d),(f)	$506,782
Bay Pond Partners, L.P.	Global	3,935,793	5,729,471	5.70	11/1/2024	Quarterly	45 days	6/30/2026	(d)	$1,432,368
Crake Global US Feeder L.P.	Global Markets	3,108,101	8,004,298	7.95	10/1/2019	Monthly	45 days	6/30/2026		$8,004,298
Davidson Kempner Talonite Fund LP	Europe including UK	5,000,000	5,274,798	5.25	8/1/2025	Quarterly	60 days	6/30/2026		$5,274,798
Jericho Capital Partners L.P.	US/Canada	1,382,591	7,390,535	7.35	6/1/2011	Quarterly	60 days	6/30/2026		$7,390,535
Lodge Hill Fund, L.P.	US/Canada	4,000,000	4,477,498	4.45	2/1/2024	Quarterly	45 days	6/30/2026		$4,477,498
Merewether Cyclicals Partners, LP	US/Canada	5,000,000	5,500,078	5.47	7/1/2025	Quarterly	45 days	6/30/2026	(g)	$4,517,549
Point72 Capital, L.P.	Global	3,787,805	8,935,356	8.89	6/1/2018	Quarterly	45 days	6/30/2026	(d)	$2,233,839
Point72 Turion Onshore, L.P.	US/Canada	3,330,000	5,531,314	5.50	2/1/2025	Quarterly	65 days	6/30/2026	(d)	$1,382,829
Sachem Head LP	US/Canada	4,000,000	8,240,846	8.20	7/1/2024	Quarterly	65 days	6/30/2026	(d)	$2,060,212
The Thomist Fund, L.P.	US/Canada	2,500,000	4,521,047	4.50	6/1/2022	Monthly	45 days	6/30/2026		$4,521,047
Visium Balanced Offshore Fund, Ltd.	US/Canada	—	—	0.00	6/1/2011	N/A	N/A	N/A	(h)	N/A
WT China Fund Ltd.	Greater China	1,057,531	9,866,330	9.81	3/1/2019	Monthly	45 days	6/30/2026		$9,866,330

Equity Hedged Subtotal		56,339,716	99,569,817	99.02

Total Investment Funds		$56,339,716	$99,569,817	99.02%

Cash Equivalents	Shares	Cost	Fair Value	% of Members’ Capital
UBS Select Treasury Institutional Fund, 3.53% (i)	68,116	$68,116	$68,116	0.07%

Total Cash Equivalents	68,116	$68,116	$68,116	0.07%

Total Investments and Cash Equivalents		$56,407,832	$99,637,933	99.09%

Other Assets less Liabilities			916,286	0.91

Members’ Capital			$100,554,219	100.00%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)	The Investment Fund is subject to an investor level gate of 25%.
(e)	This holding is under lock-up and is not redeemable without paying a fee.
(f)	A portion of this holding ($2,357,403) is under lock-up and is not redeemable without paying a fee.
(g)	A portion of this holding ($982,529) is under lock-up and is not redeemable without paying a fee.
(h)

All of the Fund’s interests in the Investment Fund are held in side pockets or are in liquidation and have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

The accompanying notes are an integral part of these financial statements.

A&Q Long/Short Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2026

(i)

Investment in affiliate. The Fund holds shares in UBS Select Treasury Institutional Fund, which is registered under the Investment Company Act of 1940, as amended, and advised by UBS Asset Management (Americas) LLC. The rate shown is the current yield as of June 30, 2026. The audited financial statements of this entity can be found at www.sec.gov. The table below details the transactions of UBS Select Treasury Institutional Fund during the period.

	Value at 1/1/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 6/30/2026	Interest Income

UBS Select Treasury Institutional Fund	$ 69,409	$ 12,002,652	$ (12,003,945)	$ -	$ -	$ 68,116	$ 11,439

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The accompanying notes are an integral part of these financial statements.

A&Q Long/Short Strategies Fund LLC

Statement of Operations

(Unaudited)

Period from January 1, 2026 to June 30, 2026

INVESTMENT INCOME

Interest	$11,439

Total Investment Income	11,439

EXPENSES

Investment Management Fee (See Note 3)	439,945
Professional fees	325,387
Management Fee (See Note 3)	138,930
Administration fee (See Note 4)	40,281
Officer’s and Directors’ fees	39,980
Commitment Fee	36,681
Interest expense	27,565
Custody fee	3,612
Printing, insurance and other expenses	29,242

Total Expenses	1,081,623

Net Investment Loss	(1,070,184)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds	7,085,174
Net change in unrealized appreciation/depreciation on investments in Investment Funds	8,998,930

Net Realized and Unrealized Gain/(Loss) from Investments	16,084,104

Net Increase in Members’ Capital Derived from Operations	$15,013,920

The accompanying notes are an integral part of these financial statements.

A&Q Long/Short Strategies Fund LLC

Statements of Changes in Members’ Capital

Year Ended December 31, 2025 and Period from January 1, 2026 to June 30, 2026 (Unaudited)

	Adviser	Members	Total

Members’ Capital at January 1, 2025	$109,599	$83,789,975	$83,899,574

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment loss	(920)	(1,766,846)	(1,767,766)
Net realized gain/(loss) from investments in Investment Funds	7,699	5,679,089	5,686,788
Net change in unrealized appreciation/depreciation on investments in Investment Funds	16,026	11,756,628	11,772,654
Net Increase in Members’ Capital Derived from Operations	22,805	15,668,871	15,691,676

MEMBERS’ CAPITAL TRANSACTIONS
Members’ subscriptions	–	125,000	125,000
Members’ withdrawals	–	(9,780,167)	(9,780,167)
Net Decrease in Members’ Capital Derived from Capital Transactions	–	(9,655,167)	(9,655,167)

Members’ Capital at December 31, 2025	$132,404	$89,803,679	$89,936,083

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment loss	(735)	(1,069,449)	(1,070,184)
Net realized gain/(loss) from investments in Investment Funds	10,619	7,074,555	7,085,174
Net change in unrealized appreciation/depreciation on investments in Investment Funds	13,646	8,985,284	8,998,930
Net Increase in Members’ Capital Derived from Operations	23,530	14,990,390	15,013,920

MEMBERS’ CAPITAL TRANSACTIONS
Members’ withdrawals	–	(4,395,784)	(4,395,784)
Net Decrease in Members’ Capital Derived from Capital Transactions	–	(4,395,784)	(4,395,784)

Members’ Capital at June 30, 2026	$155,934	$100,398,285	$100,554,219

The accompanying notes are an integral part of these financial statements.

A&Q Long/Short Strategies Fund LLC

Statement of Cash Flows

(Unaudited)

Period from January 1, 2026 to June 30, 2026

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members’ capital derived from operations	$15,013,920
Adjustments to reconcile net increase in members’ capital derived from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(1,000,000)
Proceeds from disposition of investments in Investment Funds	10,012,265
Net realized (gain)/loss from investments in Investment Funds	(7,085,174)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(8,998,930)
Changes in assets and liabilities:
(Increase)/decrease in assets:
Receivable from Investment Funds	(1,734,257)
Interest receivable	(134)
Other assets	(11,261)
Increase/(decrease) in liabilities:
Professional fees payable	143,000
Investment Management Fee payable	7,715
Management Fee payable	2,436
Administration fee payable	(6,386)
Payable to Adviser	(6,353)
Officer’s and Directors’ fees payable	17,045
Loan interest payable	982
Custody fee payable	600
Other liabilities	(4,139)
Net cash provided by operating activities	6,351,329

CASH FLOWS FROM FINANCING ACTIVITIES
Payments on Members’ withdrawals, including change in withdrawals payable	(6,552,637)
Proceeds from loan	4,770,000
Principal payment on loan	(4,570,000)
Net cash used in financing activities	(6,352,637)

Net decrease in cash and cash equivalents	(1,308)
Cash and cash equivalents-beginning of period	70,320
Cash and cash equivalents-end of period	$69,012

Supplemental disclosure of cash flow information:
Interest expense paid	$22,925

The accompanying notes are an integral part of these financial statements.

A&Q Long/Short Strategies Fund LLC

Financial Highlights

June 30, 2026

The following represents the ratios to average members’ capital and other supplemental information for all Members, excluding the Adviser, for the periods indicated. An individual Member’s ratios and returns may vary from the below based on the timing of capital transactions.

	Period from January 1, 2026 to June 30, 2026	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Ratio of net investment loss to average members’ capital [a,b]	(2.27%) [c]	(2.02%)	(2.39%)	(2.08%)	(2.07%)	(2.49%)
Ratio of gross expenses to average members’ capital [a,b]	2.29% [c]	2.21%	2.57%	2.19%	2.08%	2.49%
Ratio of net expenses to average members’ capital [a,b]	2.29% [c]	2.21%	2.57%	2.19%	2.07%	2.49%
Portfolio turnover rate	1.05%	22.99%	18.95%	12.95%	26.79%	21.33%
Total return [d]	17.06%	19.33%	13.11%	7.19%	(10.40%)	(2.48%)
Asset coverage [e]	101.554	113.420	N/A	N/A	N/A	N/A
Members’ capital at end of period (including the Adviser)	$100,554,219	$89,936,083	$83,899,574	$81,970,161	$102,788,813	$145,963,632

a	The average members’ capital used in the above ratios is calculated using pre-tender members’ capital, excluding the Adviser’s capital.

b

Ratios of net investment loss and gross/net expenses to average members’ capital do not include the impact of expenses and incentive allocations or incentive fees incurred by the underlying Investment Funds.

c	Annualized.

d

The total return is based on the change in value during the period of a theoretical investment made at the beginning of the period. The change in value of a theoretical investment is measured by comparing the aggregate ending value, adjusted for cash flows related to capital subscriptions or withdrawals during the period. The total return does not reflect the deduction of the Fund’s maximum sales load. Total return for period less than a full year is not annualized.

e

Calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets and dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding. The Fund’s senior securities during this time period were comprised only of temporary borrowings made pursuant to secured revolving lines of credit agreements (see Note 5). There were no senior securities payable outstanding at December 31, 2024, 2023, 2022 or 2021.

The accompanying notes are an integral part of these financial statements.

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements

(Unaudited)

June 30, 2026

1.	Organization

A&Q Long/Short Strategies Fund LLC (the “Fund”) was organized as a limited liability company under the laws of Delaware on August 13, 2001 and commenced operations on February 1, 2003. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is commonly referred to as a “fund of funds.” Its investment objective is to seek capital appreciation over the long term. The Fund seeks to achieve its investment objective principally through the allocation of assets among a select group of alternative asset managers (the “Investment Managers”) and the funds they operate. Investment Managers generally conduct their investment programs through unregistered investment vehicles, such as hedge funds, that have investors other than the Fund, and in other registered investment companies (collectively, the “Investment Funds”).

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board”, with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers of the Fund or other persons (including, without limitation, UBS AM Americas (as defined below)), subject to the investment objective and policies of the Fund and to the oversight of the Board.

The Board has engaged UBS Asset Management (Americas) LLC (“UBS AM Americas”, the “Adviser” and, when providing services under its Administration Agreement with the Fund, the “Administrator”), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. Effective May 31, 2025, UBS Group AG launched Unified Global Alternatives (“UGA”). UGA absorbed certain of the former distinct business units of the Adviser, including UBS Hedge Fund Solutions. The Adviser, acting through UGA, is responsible for the day-to-day operations and management of the Fund.

The Adviser is a wholly owned subsidiary of UBS Group AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2026

1.	Organization (continued)

Initial and additional applications for interests by eligible investors may be accepted at such times as the Board may determine and are generally accepted monthly. The Board reserves the right to reject any application for interests in the Fund.

The Fund from time to time may offer to repurchase interests pursuant to written tenders to members (the “Members”). These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board that the Fund offer to repurchase interests from Members on a quarterly basis. Members can only transfer or assign their membership interests or a portion thereof (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Board, which may be withheld in the Board’s sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor’s initial capital contribution.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by non-governmental entities. The Fund’s financial statements are prepared in accordance with US GAAP.

The Adviser has determined that the Fund is an investment company as outlined in the FASB Accounting Standards Update No. 2013-08, Financial Services - Investment Companies (Topic 946) - Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”). Therefore, the Fund follows the accounting and reporting guidance for investment companies.

2.	Significant Accounting Policies

a.	Portfolio Valuation

The Fund values its investments at fair value, in accordance with US GAAP, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Fund uses net asset value (“NAV”) as its measure of fair value of an investment in an Investment Fund when (i) the Fund’s investment does not have a readily determinable fair value and (ii) the NAV of the Investment Fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Fund’s investments have been classified, the Fund has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain restrictions at the measurement date.

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2026

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

US GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). US GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities require greater disaggregation than the Fund’s line items in the Statement of Assets, Liabilities and Members’ Capital.

The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held by the Fund as of June 30, 2026. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2026. The Fund used the following categories to classify its Investment Funds:

The Investment Funds in the equity hedged strategy (total fair value of $99,569,817) generally utilize fundamental analysis to invest in publicly traded equities through both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of June 30, 2026, the Investment Funds in the equity hedged strategy had $44,899,777, representing 45% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $7,839,854, representing 8% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 12-24 months after acquisition. The remaining restriction period for these investments ranges from 1-16 months at June 30, 2026. Investment Funds representing less than 1% of the value of investments in this category are held in side pockets or in liquidation; therefore, the redemption notice period is no longer effective for these investments and the liquidation of assets is uncertain.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $99,569,817 and is therefore excluded from the fair value hierarchy. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2026

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The three levels of the fair value hierarchy are as follows:

Level 1—	quoted prices in active markets for identical investments
Level 2—

inputs to the valuation methodology include quotes for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument

Level 3—	inputs to the valuation methodology include significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The NAV of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Adviser has adopted procedures pursuant to ASC 820 in which the Fund values its investments in Investment Funds at fair value. Fair value is generally determined utilizing NAVs supplied by, or on behalf of, the Investment Funds’ Investment Managers, which are net of management and incentive fees charged by the Investment Funds. NAVs received by, or on behalf of, the Investment Funds’ Investment Managers are based on the fair value of the Investment Funds’ underlying investments in accordance with the policies established by the Investment Funds. Because of the inherent uncertainty of valuation, the value of the Fund’s investments in the Investment Funds may differ significantly from the value that would have been used had a ready market been available. See Schedule of Portfolio Investments for further information.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s Investment Manager and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

It is unknown, on an aggregate basis, whether the Investment Funds held any investments whereby the Fund’s proportionate share exceeded 5% of the Fund’s members’ capital at June 30, 2026.

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2026

2.	Significant Accounting Policies (continued)

b.	Investment Transactions and Income Recognition

The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income is earned from the investment in affiliate and recorded on the accrual basis.

c.	Fund Expenses

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s NAV; costs of insurance; registration expenses; interest expense; due diligence, including travel and related expenses; expenses of meetings of the Board; all costs with respect to communications to Members; and other types of expenses approved by the Board. Expenses are recorded on the accrual basis.

d.	Income Taxes

The Fund has reclassified $1,070,184 and $7,085,174 from accumulated net investment loss and accumulated net realized gain from investments in Investment Funds, respectively, to net capital contributions during the six month period ended June 30, 2026. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that has been allocated to the Fund’s Members as of June 30, 2026 and had no effect on members’ capital.

The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. The Adviser has analyzed the Fund’s tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended June 30, 2026, the Fund did not incur any interest or penalties. The Adviser does not believe there are positions for which it is reasonably likely that the total amounts of unrecognized tax liability will significantly change within 12 months of the reporting date.

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds’ tax reports. The tax basis of investments for 2026 will not be finalized by the Fund until after the fiscal year end.

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2026

2.	Significant Accounting Policies (continued)

d.	Income Taxes (continued)

Each Member is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

e.	Cash and Cash Equivalents

Cash consists of monies held at The Bank of New York Mellon. Cash equivalents consist of short-term investments that have maturities of three months or less at the date of purchase or money market funds. Such accounts, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. At June 30, 2026, the Fund held an investment of $68,116 in the UBS Select Treasury Institutional Fund, an affiliate of the Fund, which is included within cash and cash equivalents on the Statement of Assets, Liabilities and Members’ Capital. The UBS Select Treasury Institutional Fund invests primarily in government securities and other short-term, highly liquid instruments. The cash equivalents are recorded at NAV per share which approximates fair value and are considered to be Level 1 within the fair value hierarchy. The Fund held cash of $896 as of June 30, 2026. There were no restrictions on cash and cash equivalents held as of June 30, 2026.

f.	Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members’ capital from operations during the reporting period. Actual results could differ from those estimates. Because of the uncertainty of valuation, such estimates may differ significantly from values that would have been used had a ready market existed, and the differences could be material.

g.	Reportable Segment

The Fund adopted FASB Accounting Standards Updates No. 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacts financial statements disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2026

2.	Significant Accounting Policies (continued)

g.	Reportable Segment (continued)

management committee of the Fund’s adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets, Liabilities and Members’ Capital as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3.	Related Party Transactions

The Adviser provides investment advisory services to the Fund pursuant to an Investment Management Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the “Investment Management Fee”) at the annual rate of 0.95% of the Fund’s members’ capital, excluding the capital account attributable to the Adviser and Administrator. For the six month period ended June 30, 2026, the Fund incurred an Investment Management Fee of $439,945, of which $224,517 remains payable and is included on the Statement of Assets, Liabilities and Members’ Capital at June 30, 2026.

The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the “Management Fee”) at an annual rate of 0.30% of the Fund’s members’ capital, excluding the capital account attributable to the Adviser and Administrator. The Management Fee and the Investment Management Fee are paid to the Adviser and Administrator out of the Fund’s assets and debited against the Members’ capital accounts, excluding the capital account attributable to the Adviser and Administrator. A portion of the Investment Management Fee and the Management Fee is paid by UBS AM Americas to its affiliates. For the six month period ended June 30, 2026, the Fund incurred a Management Fee of $138,930, of which $70,900 remains payable and is included on the Statement of Assets, Liabilities and Members’ Capital at June 30, 2026.

UBS Financial Services Inc. (“UBS FSI”), a wholly owned subsidiary of UBS Americas, Inc., together with any other broker or dealer appointed by the Fund as distributor of its interests (the

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2026

3.	Related Party Transactions (continued)

“Distributor”), acts as the distributor, without special compensation from the Fund. Currently, UBS FSI acts as the sole distributor of the Fund’s interests, and bears its own costs associated with its activities as distributor. Sales loads, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

The net increase or decrease in members’ capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Management Fee which are similarly allocated to all Members other than the Adviser as described above.

Each Director of the Fund receives an annual retainer of $12,500 plus a fee for each meeting attended. The Chair of the Board and the Chair of the Audit Committee of the Board each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis along with the two other registered alternative investment funds advised by UBS AM Americas. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Such amounts are included within Officer’s and Directors’ fees in the Statement of Operations.

During the six month period ended June 30, 2026, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $1,963 which is included in Officer’s and Directors’ fees in the Statement of Operations. The related payable of $1,963 is included in Officer’s and Directors’ fees payable in the Statement of Assets, Liabilities and Members’ Capital.

The Fund, along with the two other registered alternative investment funds advised by UBS AM Americas, and the Directors are insured under an insurance policy which protects against claims alleging a wrongful act, error, omission, misstatement, misleading statement, and other items made in error. The annual premiums are allocated among the funds on a pro-rata basis based on each fund’s assets under management. On an annual basis, the allocation methodology is reviewed and approved by the Board and the Adviser determines the amounts to be charged to each fund based upon the Board approved methodology. During the six month period ended June 30, 2026, the Fund incurred $10,318 in insurance fees, which is included in printing, insurance and other expenses in the Statement of Operations, of which none was payable at June 30, 2026.

The Fund, along with several other funds advised by UBS AM Americas, is party to a Credit Agreement (See Note 5). On a quarterly basis, the credit provider charges a fee (the “Commitment Fee”) on the unused portion of the total amount of the Credit Agreement. The Adviser negotiates the commitment amount with the counterparty based on the amount each fund will be expected to

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2026

3.	Related Party Transactions (continued)

borrow at a given time. The Commitment Fee is allocated to each fund based on the sub-limit borrowing amount which is disclosed within the Credit Agreement. For the six month period ended June 30, 2026, the Fund incurred a Commitment Fee of $36,681 to the counterparty, of which $5,113 remains payable and is included in other liabilities in the Statement of Assets, Liabilities and Members’ Capital at June 30, 2026.

The Adviser may incur expenses on behalf of the Fund for certain activities which benefit the investment funds managed by the Adviser. For the six month period ended June 30, 2026, the Fund did not incur any other Adviser fees.

Other investment partnerships sponsored by UBS Group AG or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.	Administration and Custody Fees

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), in its role as the Fund’s administrator, performs certain additional administrative, accounting, record keeping, tax and investor services for the Fund. BNY Mellon receives a monthly administration fee primarily based upon (i) the average members’ capital of the Fund subject to a minimum monthly administration fee, and (ii) the aggregate members’ capital of the Fund and certain other investment funds sponsored or advised by UBS Group AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon. Such amounts are included within administration fee in the Statement of Operations.

The Bank of New York Mellon serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with domestic and foreign sub custodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Directors. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. Such amounts are included within custody fee in the Statement of Operations.

5.	Loan Payable

The Fund, along with several other funds advised by UBS AM Americas, has entered into a secured Amended and Restated Credit Agreement dated as of September 1, 2022, as amended, supplemented or otherwise modified from time to time with a third-party commercial bank, which will terminate on June 15, 2027 unless extended (the “Credit Agreement”). Under the Credit Agreement, the Fund may borrow from time to time on a revolving basis at any time up to $9,000,000 for temporary

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2026

5.	Loan Payable (continued)

investment purposes and to meet requests for tenders. Indebtedness outstanding under the Credit Agreement accrues interest at a rate per annum for each day of Daily Simple Secured Overnight Financing Rate (“SOFR”) or Term SOFR for a tenor of one month as determined by the borrower plus 1.50%. There is a Commitment Fee payable by the Fund, calculated at 45 basis points times the actual daily amount of the line of credit not utilized.

For the six month period ended June 30, 2026, the Fund’s average interest rate paid on borrowings was 5.29% per annum and the average borrowings outstanding was $521,417. The Fund had $1,000,000 in borrowings outstanding at June 30, 2026. Interest expense for the six month period ended June 30, 2026 was $27,565, of which $4,640 was payable at June 30, 2026.

6.	Investments

As of June 30, 2026, the Fund had investments in Investment Funds, none of which were related parties.

Aggregate purchases and proceeds from sales of investments for the six month period ended June 30, 2026 amounted to $1,000,000 and $10,012,265, respectively.

The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 0.70% to 2.85% (per annum) of net assets and incentive fees or allocations ranging from 10.00% to 30.00% of net profits earned. Detailed information about the Investment Funds’ portfolios is not available. Please see the Schedule of Portfolio Investments for further information.

7.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. The Fund’s risk of loss in these Investment Funds is limited to the fair value of these investments.

8.	Indemnification

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2026

9.	Subsequent Events

The Adviser has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no events that required disclosure other than the following:

Subsequent to June 30, 2026, the Fund paid withdrawals payable of $2,408,959 in full.

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent 12-month period ended June 30, no later than August 31. The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the SEC’s website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available, without charge, on the SEC’s website at http://www.sec.gov.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a) Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Long/Short Strategies Fund LLC

By (Signature and Title)*	/s/ Peter Thiede
Peter Thiede, Principal Executive Officer

Date	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter Thiede
Peter Thiede, Principal Executive Officer

Date	August 28, 2026

By (Signature and Title)*	/s/ Caroline Rosenberg
Caroline Rosenberg, Principal Accounting Officer

Date	August 28, 2026

* Print the name and title of each signing officer under his or her signature.